Schedule of Investments(a)
Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Aluminum-5.45%
Alcoa Corp.	49,694	$ 1,641,890
Century Aluminum Co.(b)(c)	79,198	1,196,682
Kaiser Aluminum Corp.	7,841	617,008
		3,455,580
Automotive Retail-1.87%
Valvoline, Inc.(b)	25,414	1,181,751
Coal & Consumable Fuels-1.40%
Uranium Energy Corp.(b)(c)	149,729	887,893
Commodity Chemicals-12.06%
Cabot Corp.(c)	12,200	1,223,538
Dow, Inc.	19,482	1,061,185
Hawkins, Inc.(c)	8,826	917,021
LyondellBasell Industries N.V., Class A	12,189	1,212,318
Olin Corp.	20,719	944,994
PureCycle Technologies, Inc.(b)(c)	127,961	986,579
Westlake Corp.	8,756	1,294,662
		7,640,297
Construction Materials-2.01%
Summit Materials, Inc., Class A(b)	30,452	1,272,285
Copper-2.92%
Freeport-McMoRan, Inc.	40,777	1,851,684
Diversified Metals & Mining-1.08%
Materion Corp.(c)	5,657	681,272
Fertilizers & Agricultural Chemicals-6.13%
CF Industries Holdings, Inc.	19,532	1,492,050
Corteva, Inc.	21,653	1,214,733
Scotts Miracle-Gro Co. (The)(c)	14,988	1,178,057
		3,884,840
Forest Products-4.24%
Louisiana-Pacific Corp.	27,370	2,686,639
Gold-6.11%
Coeur Mining, Inc.(b)(c)	230,797	1,497,872
Newmont Corp.	26,615	1,305,998
Royal Gold, Inc.(c)	7,707	1,064,491
		3,868,361
Household Appliances-0.98%
Worthington Enterprises, Inc.(c)	12,426	620,182
Industrial Gases-6.79%
Air Products and Chemicals, Inc.	7,369	1,944,311
Linde PLC	5,200	2,358,200
		4,302,511
Paper & Plastic Packaging Products & Materials-5.79%
Avery Dennison Corp.	11,646	2,525,202
International Paper Co.	24,655	1,145,965
		3,671,167
Paper Products-3.55%
Clearwater Paper Corp.(b)	14,575	808,475
Sylvamo Corp.	19,551	1,441,104
		2,249,579
	Shares	Value
Silver-1.79%
Hecla Mining Co.(c)	196,572	$ 1,136,186
Specialty Chemicals-16.72%
Avient Corp.(c)	19,684	890,504
Eastman Chemical Co.	16,540	1,709,078
Ecolab, Inc.	4,729	1,090,933
Element Solutions, Inc.	40,722	1,097,458
H.B. Fuller Co.	9,374	808,039
Innospec, Inc.	5,729	751,301
International Flavors & Fragrances, Inc.	11,652	1,159,141
Minerals Technologies, Inc.	8,611	674,930
NewMarket Corp.	1,559	874,396
RPM International, Inc.(c)	12,639	1,535,133
		10,590,913
Steel-21.07%
ATI, Inc.(b)(c)	27,919	1,890,395
Carpenter Technology Corp.	14,524	2,118,616
Commercial Metals Co.	17,309	1,040,271
Nucor Corp.	11,125	1,812,708
Reliance, Inc.	8,933	2,720,634
Steel Dynamics, Inc.	21,983	2,928,575
SunCoke Energy, Inc.	71,305	834,269
		13,345,468
Total Common Stocks & Other Equity Interests (Cost $51,896,199)		63,326,608
Money Market Funds-0.24%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $152,525)	152,525	152,525
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.20% (Cost $52,048,724)		63,479,133
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.85%
Invesco Private Government Fund, 5.30%(d)(e)(f)	2,782,556	2,782,556
Invesco Private Prime Fund, 5.48%(d)(e)(f)	7,256,534	7,258,711
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,041,168)		10,041,267
TOTAL INVESTMENTS IN SECURITIES-116.05% (Cost $62,089,892)		73,520,400
OTHER ASSETS LESS LIABILITIES-(16.05)%		(10,166,923)
NET ASSETS-100.00%		$63,353,477
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)—(continued)
July 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$115,756	$350,365	$(313,596)	$-	$-	$152,525	$2,299
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,643,560	7,526,434	(7,387,438)	-	-	2,782,556	26,376*
Invesco Private Prime Fund	4,474,692	16,908,523	(14,124,654)	536	(386)	7,258,711	70,595*
Total	$7,234,008	$24,785,322	$(21,825,688)	$536	$(386)	$10,193,792	$99,270

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Apparel Retail-6.23%
Abercrombie & Fitch Co., Class A(b)	17,603	$ 2,596,091
Gap, Inc. (The)	85,469	2,006,812
		4,602,903
Apparel, Accessories & Luxury Goods-4.74%
Kontoor Brands, Inc.	23,793	1,669,079
Ralph Lauren Corp.	10,416	1,828,946
		3,498,025
Automotive Parts & Equipment-5.83%
Modine Manufacturing Co.(b)(c)	36,588	4,304,944
Automotive Retail-3.63%
Murphy USA, Inc.	5,310	2,681,125
Broadline Retail-6.57%
Amazon.com, Inc.(b)	15,665	2,929,042
Ollie’s Bargain Outlet Holdings, Inc.(b)	19,676	1,921,164
		4,850,206
Casinos & Gaming-1.55%
Rush Street Interactive, Inc.(b)(c)	114,139	1,142,531
Footwear-5.40%
Crocs, Inc.(b)	12,306	1,653,557
Deckers Outdoor Corp.(b)	2,529	2,333,332
		3,986,889
Health Care Distributors-3.34%
McKesson Corp.	3,999	2,467,463
Home Improvement Retail-2.07%
Floor & Decor Holdings, Inc., Class A(b)(c)	15,571	1,525,958
Homebuilding-21.67%
Green Brick Partners, Inc.(b)	25,820	1,888,733
KB Home	27,049	2,328,378
NVR, Inc.(b)	259	2,229,337
PulteGroup, Inc.	18,325	2,418,900
Taylor Morrison Home Corp., Class A(b)	24,313	1,630,916
Toll Brothers, Inc.	23,163	3,305,592
TopBuild Corp.(b)	4,595	2,198,891
		16,000,747
Homefurnishing Retail-4.40%
Arhaus, Inc.(c)	86,005	1,306,416
Williams-Sonoma, Inc.(c)	12,546	1,940,615
		3,247,031
Hotels, Resorts & Cruise Lines-6.06%
Hyatt Hotels Corp., Class A	12,631	1,860,925
Royal Caribbean Cruises Ltd.(b)	16,691	2,615,814
		4,476,739
	Shares	Value
Movies & Entertainment-2.88%
Netflix, Inc.(b)	3,386	$ 2,127,593
Other Specialty Retail-3.65%
Dick’s Sporting Goods, Inc.	12,448	2,693,125
Passenger Airlines-2.40%
SkyWest, Inc.(b)	22,210	1,775,468
Restaurants-17.09%
Brinker International, Inc.(b)	28,221	1,885,445
Cava Group, Inc.(b)	22,207	1,870,273
Chipotle Mexican Grill, Inc.(b)	41,556	2,257,322
Sweetgreen, Inc., Class A(b)(c)	84,884	2,332,612
Texas Roadhouse, Inc.	11,954	2,087,288
Wingstop, Inc.	5,853	2,188,320
		12,621,260
Trading Companies & Distributors-2.45%
Beacon Roofing Supply, Inc.(b)(c)	17,579	1,807,121
Total Common Stocks & Other Equity Interests (Cost $62,033,794)		73,809,128
Money Market Funds-0.23%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $174,188)	174,188	174,188
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.19% (Cost $62,207,982)		73,983,316
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.16%
Invesco Private Government Fund, 5.30%(d)(e)(f)	3,101,035	3,101,035
Invesco Private Prime Fund, 5.48%(d)(e)(f)	8,089,293	8,091,720
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,192,755)		11,192,755
TOTAL INVESTMENTS IN SECURITIES-115.35% (Cost $73,400,737)		85,176,071
OTHER ASSETS LESS LIABILITIES-(15.35)%		(11,334,821)
NET ASSETS-100.00%		$73,841,250
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)—(continued)
July 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$105,604	$282,257	$(213,673)	$-	$-	$174,188	$1,671
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,783,981	19,503,542	(20,186,488)	-	-	3,101,035	31,777*
Invesco Private Prime Fund	9,731,710	25,775,190	(27,415,382)	457	(255)	8,091,720	79,732*
Total	$13,621,295	$45,560,989	$(47,815,543)	$457	$(255)	$11,366,943	$113,180

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Agricultural Products & Services-2.60%
Ingredion, Inc.	17,759	$ 2,208,687
Consumer Staples Merchandise Retail-7.65%
BJ’s Wholesale Club Holdings, Inc.(b)	34,901	3,069,892
Costco Wholesale Corp.	4,167	3,425,274
		6,495,166
Education Services-20.03%
Adtalem Global Education, Inc.(b)(c)	41,249	3,234,334
Bright Horizons Family Solutions, Inc.(b)(c)	20,547	2,470,777
Grand Canyon Education, Inc.(b)	15,664	2,442,801
Laureate Education, Inc., Class A(c)	141,369	2,191,219
Perdoceo Education Corp.(c)	92,046	2,281,820
Strategic Education, Inc.(c)	17,664	1,861,786
Stride, Inc.(b)(c)	33,074	2,512,963
		16,995,700
Food Distributors-6.54%
Performance Food Group Co.(b)(c)	39,361	2,715,909
US Foods Holding Corp.(b)	52,104	2,833,936
		5,549,845
Food Retail-12.12%
Casey’s General Stores, Inc.	8,625	3,345,120
Kroger Co. (The)	56,567	3,082,901
Sprouts Farmers Market, Inc.(b)	38,648	3,860,549
		10,288,570
Household Products-10.02%
Church & Dwight Co., Inc.	34,235	3,355,372
Procter & Gamble Co. (The)	18,860	3,031,934
Spectrum Brands Holdings, Inc.	25,033	2,118,042
		8,505,348
Packaged Foods & Meats-16.54%
Cal-Maine Foods, Inc.	36,967	2,645,728
Freshpet, Inc.(b)(c)	20,337	2,475,013
Mondelez International, Inc., Class A	35,571	2,431,278
Post Holdings, Inc.(b)	20,104	2,198,574
Utz Brands, Inc.(c)	97,911	1,452,999
Vital Farms, Inc.(b)	77,500	2,827,975
		14,031,567
Personal Care Products-6.76%
BellRing Brands, Inc.(b)(c)	45,063	2,310,830
e.l.f. Beauty, Inc.(b)(c)	19,824	3,421,226
		5,732,056
	Shares	Value
Restaurants-3.03%
Dutch Bros, Inc., Class A(b)	67,180	$ 2,569,635
Soft Drinks & Non-alcoholic Beverages-7.24%
Coca-Cola Consolidated, Inc.	2,906	3,329,957
PepsiCo, Inc.	16,287	2,812,276
		6,142,233
Specialized Consumer Services-7.47%
H&R Block, Inc.	52,950	3,067,923
Service Corp. International(c)	40,915	3,269,518
		6,337,441
Total Common Stocks & Other Equity Interests (Cost $68,302,392)		84,856,248
Money Market Funds-0.18%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $149,621)	149,621	149,621
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.18% (Cost $68,452,013)		85,005,869
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.03%
Invesco Private Government Fund, 5.30%(d)(e)(f)	3,062,992	3,062,992
Invesco Private Prime Fund, 5.48%(d)(e)(f)	7,989,842	7,992,239
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,054,983)		11,055,231
TOTAL INVESTMENTS IN SECURITIES-113.21% (Cost $79,506,996)		96,061,100
OTHER ASSETS LESS LIABILITIES-(13.21)%		(11,208,368)
NET ASSETS-100.00%		$84,852,732
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$131,677	$341,102	$(323,158)	$-	$-	$149,621	$2,303
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)—(continued)
July 31, 2024
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,924,052	$11,798,276	$(12,659,336)	$-	$-	$3,062,992	$34,175*
Invesco Private Prime Fund	10,090,933	29,436,080	(31,534,991)	915	(698)	7,992,239	94,965*
Total	$14,146,662	$41,575,458	$(44,517,485)	$915	$(698)	$11,204,852	$131,443

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Energy Momentum ETF (PXI)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Coal & Consumable Fuels-3.57%
Centrus Energy Corp., Class A(b)(c)	27,631	$ 1,207,199
CONSOL Energy, Inc.(b)	15,146	1,511,722
		2,718,921
Integrated Oil & Gas-6.67%
Chevron Corp.	9,857	1,581,753
Exxon Mobil Corp.	16,545	1,962,070
Occidental Petroleum Corp.	25,207	1,533,090
		5,076,913
Oil & Gas Drilling-4.51%
Transocean Ltd.(b)(c)	380,234	2,201,555
Valaris Ltd.(b)(c)	15,633	1,228,597
		3,430,152
Oil & Gas Equipment & Services-20.97%
Archrock, Inc.	92,848	1,924,739
Expro Group Holdings N.V.(b)	52,981	1,230,219
Helix Energy Solutions Group, Inc.(b)	131,272	1,549,010
Liberty Energy, Inc., Class A	64,633	1,560,887
Oceaneering International, Inc.(b)(c)	56,517	1,696,640
Select Water Solutions, Inc., Class A	107,461	1,270,189
Tidewater, Inc.(b)(c)	32,423	3,208,580
Weatherford International PLC(b)	29,848	3,517,885
		15,958,149
Oil & Gas Exploration & Production-32.80%
Antero Resources Corp.(b)	54,898	1,593,140
Chord Energy Corp.	13,723	2,355,690
ConocoPhillips	15,916	1,769,859
Devon Energy Corp.	37,042	1,742,085
Diamondback Energy, Inc.	13,129	2,656,128
EOG Resources, Inc.	14,325	1,816,410
Gulfport Energy Corp.(b)	10,436	1,536,284
Magnolia Oil & Gas Corp., Class A	63,705	1,735,324
Murphy Oil Corp.	30,862	1,277,070
Northern Oil and Gas, Inc.(c)	37,911	1,637,376
Permian Resources Corp.	151,937	2,330,714
SM Energy Co.	30,091	1,390,204
VAALCO Energy, Inc.(c)	179,380	1,284,361
Viper Energy, Inc.(c)	43,105	1,839,290
		24,963,935
Oil & Gas Refining & Marketing-11.12%
CVR Energy, Inc.(c)	40,705	1,164,163
Marathon Petroleum Corp.	13,485	2,387,115
Par Pacific Holdings, Inc.(b)	45,489	1,207,733
	Shares	Value
Oil & Gas Refining & Marketing-(continued)
PBF Energy, Inc., Class A	41,702	$ 1,699,357
Valero Energy Corp.	12,399	2,005,166
		8,463,534
Oil & Gas Storage & Transportation-12.21%
Kinder Morgan, Inc.	85,080	1,797,740
NextDecade Corp.(b)(c)	130,095	1,055,071
Targa Resources Corp.	26,739	3,617,252
Williams Cos., Inc. (The)	65,843	2,827,298
		9,297,361
Steel-8.14%
Alpha Metallurgical Resources, Inc.	6,876	2,031,239
Arch Resources, Inc.(c)	8,826	1,293,450
Ramaco Resources, Inc., Class A(c)	80,855	1,099,628
Warrior Met Coal, Inc.	25,676	1,774,469
		6,198,786
Total Common Stocks & Other Equity Interests (Cost $70,011,700)		76,107,751
Money Market Funds-0.17%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $132,631)	132,631	132,631
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.16% (Cost $70,144,331)		76,240,382
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.67%
Invesco Private Government Fund, 5.30%(d)(e)(f)	3,258,745	3,258,745
Invesco Private Prime Fund, 5.48%(d)(e)(f)	7,904,403	7,906,774
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,165,519)		11,165,519
TOTAL INVESTMENTS IN SECURITIES-114.83% (Cost $81,309,850)		87,405,901
OTHER ASSETS LESS LIABILITIES-(14.83)%		(11,290,951)
NET ASSETS-100.00%		$76,114,950
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Energy Momentum ETF (PXI)—(continued)
July 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$150,295	$443,167	$(460,831)	$-	$-	$132,631	$2,530
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,616,301	14,458,013	(14,815,569)	-	-	3,258,745	42,047*
Invesco Private Prime Fund	9,291,389	32,315,465	(33,699,950)	788	(918)	7,906,774	111,960*
Total	$13,057,985	$47,216,645	$(48,976,350)	$788	$(918)	$11,298,150	$156,537

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Financial Momentum ETF (PFI)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Application Software-1.52%
Cipher Mining, Inc.(b)(c)	182,754	$ 955,803
Asset Management & Custody Banks-12.03%
Ares Management Corp., Class A	18,349	2,811,067
KKR & Co., Inc., Class A	19,443	2,400,238
Victory Capital Holdings, Inc., Class A(c)	26,725	1,400,123
WisdomTree, Inc.(c)	78,355	935,559
		7,546,987
Commercial & Residential Mortgage Finance-5.94%
MGIC Investment Corp.	44,591	1,107,640
Mr. Cooper Group, Inc.(b)	19,916	1,790,050
UWM Holdings Corp.(c)	98,794	829,870
		3,727,560
Consumer Finance-8.55%
American Express Co.	7,047	1,783,173
Enova International, Inc.(b)	13,414	1,159,909
OneMain Holdings, Inc.	20,035	1,047,028
Synchrony Financial	27,075	1,375,139
		5,365,249
Diversified Banks-7.31%
First Citizens BancShares, Inc., Class A	1,035	2,160,759
JPMorgan Chase & Co.	11,385	2,422,728
		4,583,487
Diversified Financial Services-5.92%
Apollo Global Management, Inc.	18,894	2,367,607
Jackson Financial, Inc., Class A(c)	15,310	1,348,199
		3,715,806
Insurance Brokers-7.34%
Brown & Brown, Inc.	18,691	1,858,446
Marsh & McLennan Cos., Inc.	7,863	1,750,068
Ryan Specialty Holdings, Inc., Class A(c)	16,146	994,432
		4,602,946
Investment Banking & Brokerage-14.09%
BGC Group, Inc., Class A	118,814	1,094,277
Evercore, Inc., Class A	5,190	1,299,524
Houlihan Lokey, Inc.	8,517	1,279,679
Interactive Brokers Group, Inc., Class A	10,116	1,206,535
Jefferies Financial Group, Inc.(c)	20,795	1,215,884
Piper Sandler Cos.	5,212	1,424,335
Robinhood Markets, Inc., Class A(b)	64,103	1,318,599
		8,838,833
Life & Health Insurance-2.16%
Primerica, Inc.	5,382	1,355,026
Mortgage REITs-1.54%
Rithm Capital Corp.	83,368	967,903
Multi-line Insurance-2.10%
American International Group, Inc.	16,658	1,319,813
Office REITs-1.78%
SL Green Realty Corp.	16,756	1,116,620
	Shares	Value
Property & Casualty Insurance-6.39%
Arch Capital Group Ltd.(b)	14,230	$ 1,362,950
Chubb Ltd.	4,565	1,258,388
Progressive Corp. (The)	6,469	1,385,142
		4,006,480
Regional Banks-3.35%
OFG Bancorp	22,529	1,023,267
Popular, Inc.	10,482	1,075,768
		2,099,035
Reinsurance-2.26%
Reinsurance Group of America, Inc.	6,287	1,417,278
Retail REITs-3.59%
Simon Property Group, Inc.	8,643	1,326,182
Tanger, Inc.	31,934	922,893
		2,249,075
Specialized Finance-1.47%
HA Sustainable Infrastructure Capital, Inc.(c)	28,111	921,197
Trading Companies & Distributors-4.12%
FTAI Aviation Ltd.	23,205	2,586,197
Transaction & Payment Processing Services-8.47%
Mastercard, Inc., Class A	6,866	3,183,833
Visa, Inc., Class A	8,013	2,128,814
		5,312,647
Total Common Stocks & Other Equity Interests (Cost $50,219,508)		62,687,942
Money Market Funds-0.24%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $148,807)	148,807	148,807
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.17% (Cost $50,368,315)		62,836,749
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.79%
Invesco Private Government Fund, 5.30%(d)(e)(f)	1,701,597	1,701,597
Invesco Private Prime Fund, 5.48%(d)(e)(f)	4,441,015	4,442,347
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,143,825)		6,143,944
TOTAL INVESTMENTS IN SECURITIES-109.96% (Cost $56,512,140)		68,980,693
OTHER ASSETS LESS LIABILITIES-(9.96)%		(6,248,014)
NET ASSETS-100.00%		$62,732,679
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Financial Momentum ETF (PFI)—(continued)
July 31, 2024
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$118,992	$667,296	$(637,481)	$-	$-	$148,807	$1,853
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,722,539	9,070,465	(9,091,407)	-	-	1,701,597	20,225*
Invesco Private Prime Fund	7,042,486	15,238,678	(17,839,096)	594	(315)	4,442,347	53,519*
Total	$8,884,017	$24,976,439	$(27,567,984)	$594	$(315)	$6,292,751	$75,597

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Healthcare Momentum ETF (PTH)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Biotechnology-41.21%
ADMA Biologics, Inc.(b)(c)	343,279	$ 4,215,466
Agios Pharmaceuticals, Inc.(b)	43,540	2,020,256
Akero Therapeutics, Inc.(b)(c)	75,129	2,008,198
Avidity Biosciences, Inc.(b)(c)	82,855	3,776,531
Blueprint Medicines Corp.(b)	20,039	2,170,224
Cogent Biosciences, Inc.(b)(c)	127,444	1,201,797
Crinetics Pharmaceuticals, Inc.(b)(c)	48,431	2,572,655
Dyne Therapeutics, Inc.(b)(c)	94,641	4,061,045
Geron Corp.(b)(c)	482,559	2,287,330
Insmed, Inc.(b)(c)	90,273	6,567,361
Krystal Biotech, Inc.(b)(c)	15,584	3,248,641
Madrigal Pharmaceuticals, Inc.(b)(c)	12,785	3,639,378
Merus N.V. (Netherlands)(b)	51,810	2,748,002
Natera, Inc.(b)	38,669	3,959,319
Nurix Therapeutics, Inc.(b)(c)	88,259	1,931,107
Protagonist Therapeutics, Inc.(b)(c)	59,323	2,221,053
PTC Therapeutics, Inc.(b)	45,229	1,531,002
Regeneron Pharmaceuticals, Inc.(b)	3,805	4,106,318
Stoke Therapeutics, Inc.(b)(c)	170,218	2,548,163
Taysha Gene Therapies, Inc.(b)	314,039	694,026
Twist Bioscience Corp.(b)(c)	36,452	2,034,386
		59,542,258
Health Care Distributors-3.23%
AdaptHealth Corp.(b)	89,023	1,011,301
Cencora, Inc.	15,389	3,660,736
		4,672,037
Health Care Equipment-11.58%
Glaukos Corp.(b)	20,951	2,454,829
Intuitive Surgical, Inc.(b)	8,228	3,658,251
LeMaitre Vascular, Inc.(c)	14,621	1,270,419
PROCEPT BioRobotics Corp.(b)(c)	32,269	2,043,273
Silk Road Medical, Inc.(b)	60,288	1,628,379
TransMedics Group, Inc.(b)(c)	39,897	5,675,747
		16,730,898
Health Care Facilities-9.78%
Brookdale Senior Living, Inc.(b)	185,590	1,434,611
Ensign Group, Inc. (The)	20,853	2,935,060
Tenet Healthcare Corp.(b)	40,041	5,994,138
Universal Health Services, Inc., Class B	17,665	3,776,070
		14,139,879
Health Care Services-12.69%
Addus HomeCare Corp.(b)	8,312	1,008,744
agilon health, inc.(b)(c)	232,402	1,601,250
Cigna Group (The)	8,549	2,980,780
CorVel Corp.(b)(c)	5,580	1,711,944
DaVita, Inc.(b)	24,136	3,297,460
Hims & Hers Health, Inc.(b)	246,817	5,242,393
RadNet, Inc.(b)	41,780	2,496,355
		18,338,926
	Shares	Value
Health Care Supplies-4.31%
Haemonetics Corp.(b)(c)	19,390	$ 1,746,070
RxSight, Inc.(b)	55,985	2,562,433
UFP Technologies, Inc.(b)	5,950	1,913,460
		6,221,963
Health Care Technology-0.77%
GoodRx Holdings, Inc., Class A(b)(c)	122,919	1,112,417
Life & Health Insurance-2.24%
Oscar Health, Inc., Class A(b)	182,776	3,231,480
Life Sciences Tools & Services-4.98%
BioLife Solutions, Inc.(b)(c)	53,821	1,292,780
Medpace Holdings, Inc.(b)(c)	15,419	5,898,076
		7,190,856
Pharmaceuticals-9.25%
Amneal Pharmaceuticals, Inc.(b)	213,696	1,566,392
ANI Pharmaceuticals, Inc.(b)	18,691	1,228,372
Elanco Animal Health, Inc.(b)	192,480	2,509,939
Eli Lilly and Co.	8,105	6,518,608
Harrow, Inc.(b)(c)	59,911	1,544,506
		13,367,817
Total Common Stocks & Other Equity Interests (Cost $120,444,877)		144,548,531
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $173,895)	173,895	173,895
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.16% (Cost $120,618,772)		144,722,426
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-27.92%
Invesco Private Government Fund, 5.30%(d)(e)(f)	11,171,747	11,171,747
Invesco Private Prime Fund, 5.48%(d)(e)(f)	29,157,191	29,165,938
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $40,337,598)		40,337,685
TOTAL INVESTMENTS IN SECURITIES-128.08% (Cost $160,956,370)		185,060,111
OTHER ASSETS LESS LIABILITIES-(28.08)%		(40,570,022)
NET ASSETS-100.00%		$144,490,089
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Healthcare Momentum ETF (PTH)—(continued)
July 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$212,644	$676,312	$(715,061)	$-	$-	$173,895	$2,288
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,325,294	23,825,818	(23,979,365)	-	-	11,171,747	149,408*
Invesco Private Prime Fund	29,079,720	45,388,226	(45,301,980)	2,414	(2,442)	29,165,938	402,704*
Total	$40,617,658	$69,890,356	$(69,996,406)	$2,414	$(2,442)	$40,511,580	$554,400

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Industrials Momentum ETF (PRN)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Aerospace & Defense-12.87%
AeroVironment, Inc.(b)(c)	16,322	$ 2,914,130
General Electric Co.	28,462	4,844,233
HEICO Corp.(c)	40,380	9,745,309
Howmet Aerospace, Inc.	70,577	6,754,219
TransDigm Group, Inc.	4,579	5,926,233
		30,184,124
Building Products-9.76%
Carlisle Cos., Inc.	13,688	5,729,523
CSW Industrials, Inc.	14,800	4,801,416
Griffon Corp.	55,714	4,014,751
Trane Technologies PLC	24,949	8,339,952
		22,885,642
Construction & Engineering-17.57%
API Group Corp.(b)(c)	93,465	3,541,389
Comfort Systems USA, Inc.	26,262	8,730,014
Dycom Industries, Inc.(b)	27,991	5,136,628
Granite Construction, Inc.(c)	53,595	3,669,114
Limbach Holdings, Inc.(b)(c)	62,296	3,969,501
Quanta Services, Inc.	29,287	7,772,184
Sterling Infrastructure, Inc.(b)(c)	45,042	5,241,087
Tutor Perini Corp.(b)	126,266	3,142,761
		41,202,678
Construction Materials-1.27%
United States Lime & Minerals, Inc.	35,200	2,993,760
Diversified Support Services-8.12%
Cintas Corp.	11,190	8,548,489
Copart, Inc.(b)	150,231	7,861,588
VSE Corp.(c)	29,565	2,630,989
		19,041,066
Electrical Components & Equipment-10.92%
American Superconductor Corp.(b)(c)	132,161	3,193,010
AMETEK, Inc.	52,303	9,073,524
Eaton Corp. PLC	16,113	4,911,081
Hubbell, Inc.	21,346	8,445,545
		25,623,160
Environmental & Facilities Services-3.19%
Clean Harbors, Inc.(b)	14,941	3,566,865
Tetra Tech, Inc.(c)	18,356	3,914,233
		7,481,098
Heavy Electrical Equipment-2.05%
NuScale Power Corp.(b)(c)	470,434	4,807,836
Industrial Machinery & Supplies & Components-5.53%
Mueller Industries, Inc.(c)	58,696	4,163,894
Parker-Hannifin Corp.	15,687	8,802,917
		12,966,811
Oil & Gas Storage & Transportation-1.65%
International Seaways, Inc.	69,043	3,866,408
	Shares	Value
Other Specialized REITs-2.42%
Iron Mountain, Inc.(c)	55,305	$ 5,672,081
Paper & Plastic Packaging Products & Materials-2.63%
Packaging Corp. of America	30,936	6,183,178
Rail Transportation-1.37%
FTAI Infrastructure, Inc.(c)	311,369	3,210,214
Research & Consulting Services-4.75%
Booz Allen Hamilton Holding Corp.	31,574	4,524,870
CBIZ, Inc.(b)(c)	50,189	3,483,117
Innodata, Inc.(b)(c)	161,483	3,124,696
		11,132,683
Specialty Chemicals-1.25%
Aspen Aerogels, Inc.(b)(c)	144,169	2,942,489
Trading Companies & Distributors-12.15%
GMS, Inc.(b)	40,810	3,927,146
United Rentals, Inc.	9,751	7,382,482
W.W. Grainger, Inc.	8,833	8,628,163
Watsco, Inc.	17,473	8,552,859
		28,490,650
Transaction & Payment Processing Services-2.41%
Fiserv, Inc.(b)	34,540	5,649,708
Total Common Stocks & Other Equity Interests (Cost $187,580,543)		234,333,586
Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $326,455)	326,455	326,455
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $187,906,998)		234,660,041
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.65%
Invesco Private Government Fund, 5.30%(d)(e)(f)	10,159,885	10,159,885
Invesco Private Prime Fund, 5.48%(d)(e)(f)	26,533,851	26,541,811
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $36,701,032)		36,701,696
TOTAL INVESTMENTS IN SECURITIES-115.70% (Cost $224,608,030)		271,361,737
OTHER ASSETS LESS LIABILITIES-(15.70)%		(36,816,880)
NET ASSETS-100.00%		$234,544,857
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Industrials Momentum ETF (PRN)—(continued)
July 31, 2024
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$151,020	$952,663	$(777,228)	$-	$-	$326,455	$2,796
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,599,120	39,801,919	(32,241,154)	-	-	10,159,885	81,953*
Invesco Private Prime Fund	7,188,530	77,357,062	(58,004,500)	1,073	(354)	26,541,811	221,741*
Total	$9,938,670	$118,111,644	$(91,022,882)	$1,073	$(354)	$37,028,151	$306,490

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Technology Momentum ETF (PTF)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Advertising-2.39%
Trade Desk, Inc. (The), Class A(b)	112,268	$ 10,090,648
Alternative Carriers-7.26%
AST SpaceMobile, Inc.(b)(c)	1,486,043	30,731,369
Application Software-26.35%
Alkami Technology, Inc.(b)(c)	316,050	10,344,317
Altair Engineering, Inc., Class A(b)(c)	90,894	8,031,394
AppFolio, Inc., Class A(b)	40,569	8,985,222
Cadence Design Systems, Inc.(b)	63,137	16,899,249
Fair Isaac Corp.(b)	11,100	17,760,000
Q2 Holdings, Inc.(b)	164,035	11,067,442
Synopsys, Inc.(b)	22,942	12,808,977
Terawulf, Inc.(b)(c)	3,485,219	14,498,511
Vertex, Inc., Class A(b)(c)	279,486	11,081,620
		111,476,732
Communications Equipment-3.96%
Arista Networks, Inc.(b)	48,391	16,769,901
Electronic Components-2.10%
Belden, Inc.(c)	95,705	8,870,896
Interactive Media & Services-5.62%
Meta Platforms, Inc., Class A	30,620	14,539,294
Snap, Inc., Class A(b)(c)	694,112	9,245,572
		23,784,866
Semiconductor Materials & Equipment-18.62%
Axcelis Technologies, Inc.(b)	117,869	14,892,748
Entegris, Inc.	77,754	9,197,521
FormFactor, Inc.(b)	160,202	8,580,419
KLA Corp.	18,320	15,078,642
Lam Research Corp.	11,303	10,412,776
Onto Innovation, Inc.(b)	64,235	12,288,156
Veeco Instruments, Inc.(b)	200,628	8,308,005
		78,758,267
Semiconductors-21.26%
Broadcom, Inc.	79,460	12,767,633
Credo Technology Group Holding Ltd.(b)	371,040	10,296,360
Impinj, Inc.(b)(c)	82,087	13,075,638
MACOM Technology Solutions Holdings, Inc.(b)	101,172	10,210,278
Micron Technology, Inc.	83,141	9,130,545
Monolithic Power Systems, Inc.	13,542	11,687,965
NVIDIA Corp.	194,593	22,771,273
		89,939,692
	Shares	Value
Systems Software-4.91%
CrowdStrike Holdings, Inc., Class A(b)	34,735	$ 8,057,131
Microsoft Corp.	30,429	12,729,972
		20,787,103
Technology Distributors-2.63%
Insight Enterprises, Inc.(b)(c)	49,571	11,128,690
Technology Hardware, Storage & Peripherals-4.94%
Pure Storage, Inc., Class A(b)	184,378	11,049,773
Western Digital Corp.(b)	146,891	9,849,042
		20,898,815
Total Common Stocks & Other Equity Interests (Cost $365,031,097)		423,236,979
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $274,465)	274,465	274,465
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $365,305,562)		423,511,444
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.93%
Invesco Private Government Fund, 5.30%(d)(e)(f)	21,001,552	21,001,552
Invesco Private Prime Fund, 5.48%(d)(e)(f)	54,850,522	54,866,977
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $75,868,529)		75,868,529
TOTAL INVESTMENTS IN SECURITIES-118.04% (Cost $441,174,091)		499,379,973
OTHER ASSETS LESS LIABILITIES-(18.04)%		(76,315,234)
NET ASSETS-100.00%		$423,064,739
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$231,847	$697,820	$(655,202)	$-	$-	$274,465	$5,057
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Technology Momentum ETF (PTF)—(continued)
July 31, 2024
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$9,387,310	$52,627,896	$(41,013,654)	$-	$-	$21,001,552	$146,703*
Invesco Private Prime Fund	23,150,857	95,885,687	(64,169,366)	1,695	(1,896)	54,866,977	396,697*
Total	$32,770,014	$149,211,403	$(105,838,222)	$1,695	$(1,896)	$76,142,994	$548,457

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Utilities Momentum ETF (PUI)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Construction & Engineering-2.46%
MDU Resources Group, Inc.	51,044	$ 1,375,125
Electric Utilities-44.62%
Alliant Energy Corp.	29,357	1,634,011
American Electric Power Co., Inc.	15,608	1,531,457
Constellation Energy Corp.	9,291	1,763,432
Duke Energy Corp.	18,142	1,982,376
Edison International	18,941	1,515,469
Evergy, Inc.	27,358	1,586,764
Eversource Energy	23,823	1,546,351
FirstEnergy Corp.	36,059	1,511,233
IDACORP, Inc.	14,228	1,390,787
NRG Energy, Inc.	24,434	1,836,704
Otter Tail Corp.(b)	14,280	1,384,018
PG&E Corp.	97,401	1,777,568
Pinnacle West Capital Corp.	18,529	1,585,897
Southern Co. (The)	26,624	2,223,636
Xcel Energy, Inc.	29,427	1,715,006
		24,984,709
Gas Utilities-8.51%
Atmos Energy Corp.	15,367	1,965,132
National Fuel Gas Co.(b)	23,554	1,380,029
New Jersey Resources Corp.	30,403	1,421,340
		4,766,501
Independent Power Producers & Energy Traders-5.43%
AES Corp. (The)	71,762	1,276,646
Vistra Corp.	22,306	1,767,081
		3,043,727
Integrated Telecommunication Services-5.74%
AT&T, Inc.	86,618	1,667,396
Frontier Communications Parent, Inc.(b)(c)	52,869	1,549,062
		3,216,458
Multi-Utilities-24.09%
CenterPoint Energy, Inc.	47,144	1,308,246
CMS Energy Corp.	25,893	1,677,866
Consolidated Edison, Inc.	14,907	1,453,731
DTE Energy Co.	16,318	1,966,809
NiSource, Inc.	61,010	1,906,562
	Shares	Value
Multi-Utilities-(continued)
Public Service Enterprise Group, Inc.	19,121	$ 1,525,282
Sempra	23,351	1,869,481
WEC Energy Group, Inc.	20,700	1,781,442
		13,489,419
Oil & Gas Exploration & Production-2.17%
EQT Corp.	35,158	1,213,303
Oil & Gas Storage & Transportation-3.62%
ONEOK, Inc.	24,304	2,025,252
Water Utilities-3.25%
American Water Works Co., Inc.	12,800	1,822,208
Total Common Stocks & Other Equity Interests (Cost $51,324,074)		55,936,702
Money Market Funds-0.26%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $145,003)	145,003	145,003
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.15% (Cost $51,469,077)		56,081,705
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.28%
Invesco Private Government Fund, 5.30%(d)(e)(f)	817,955	817,955
Invesco Private Prime Fund, 5.48%(d)(e)(f)	2,138,117	2,138,758
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,956,713)		2,956,713
TOTAL INVESTMENTS IN SECURITIES-105.43% (Cost $54,425,790)		59,038,418
OTHER ASSETS LESS LIABILITIES-(5.43)%		(3,039,043)
NET ASSETS-100.00%		$55,999,375
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$86,926	$526,993	$(468,916)	$-	$-	$145,003	$1,446
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Utilities Momentum ETF (PUI)—(continued)
July 31, 2024
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$629,664	$7,022,973	$(6,834,682)	$-	$-	$817,955	$14,548*
Invesco Private Prime Fund	1,619,545	15,024,988	(14,505,736)	156	(195)	2,138,758	38,473*
Total	$2,336,135	$22,574,954	$(21,809,334)	$156	$(195)	$3,101,716	$54,467

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ Internet ETF (PNQI)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Advertising-0.09%
Criteo S.A., ADR (France)(b)(c)	14,942	$ 665,517
Apparel Retail-0.01%
Stitch Fix, Inc., Class A(b)(c)	24,739	116,521
Application Software-11.49%
Adobe, Inc.(b)	66,019	36,419,381
Alarm.com Holdings, Inc.(b)(c)	13,101	924,276
Box, Inc., Class A(b)(c)	37,846	1,064,230
Consensus Cloud Solutions, Inc.(b)(c)	5,014	106,798
DocuSign, Inc.(b)	53,451	2,965,461
Dropbox, Inc., Class A(b)	65,346	1,563,076
Envestnet, Inc.(b)(c)	14,383	891,458
Open Text Corp. (Canada)(c)	71,229	2,245,850
PROS Holdings, Inc.(b)(c)	12,266	295,611
Salesforce, Inc.	125,241	32,412,371
SPS Commerce, Inc.(b)	9,668	2,082,681
Unity Software, Inc.(b)(c)	102,033	1,669,260
Zoom Video Communications, Inc., Class A(b)	68,811	4,156,184
		86,796,637
Broadline Retail-16.67%
Alibaba Group Holding Ltd., ADR (China)(c)	220,304	17,370,970
Amazon.com, Inc.(b)	332,830	62,232,553
Coupang, Inc. (South Korea)(b)	421,104	8,737,908
eBay, Inc.	131,039	7,287,079
Etsy, Inc.(b)	30,526	1,988,464
Global-e Online Ltd. (Israel)(b)	43,593	1,496,112
JD.com, Inc., ADR (China)	124,902	3,296,164
MercadoLibre, Inc. (Brazil)(b)	13,234	22,086,222
Vipshop Holdings Ltd., ADR (China)	106,881	1,457,857
		125,953,329
Casinos & Gaming-0.61%
DraftKings, Inc., Class A(b)	124,314	4,593,402
Commercial Printing-0.08%
Cimpress PLC (Ireland)(b)(c)	6,639	605,942
Education Services-0.01%
Chegg, Inc.(b)(c)	26,684	90,992
Financial Exchanges & Data-1.55%
Coinbase Global, Inc., Class A(b)	52,142	11,698,579
Health Care Technology-0.08%
GoodRx Holdings, Inc., Class A(b)(c)	24,626	222,865
Teladoc Health, Inc.(b)(c)	44,265	417,419
		640,284
Homefurnishing Retail-0.20%
Beyond, Inc.(b)(c)	11,943	134,956
Wayfair, Inc., Class A(b)(c)	25,125	1,367,554
		1,502,510
Hotels, Resorts & Cruise Lines-7.20%
Airbnb, Inc., Class A(b)	115,252	16,084,569
Booking Holdings, Inc.	7,777	28,891,633
Expedia Group, Inc.(b)	33,135	4,230,346
MakeMyTrip Ltd. (India)(b)(c)	18,112	1,695,102
Trip.com Group Ltd., ADR (China)(b)	81,753	3,476,955
		54,378,605
Human Resource & Employment Services-0.29%
Paylocity Holding Corp.(b)	14,729	2,210,381
Interactive Home Entertainment-2.19%
Bilibili, Inc., ADR (China)(b)(c)	30,732	465,590
	Shares	Value
Interactive Home Entertainment-(continued)
NetEase, Inc., ADR (China)	31,618	$ 2,912,334
Roblox Corp., Class A(b)	154,353	6,408,737
Sea Ltd., ADR (Singapore)(b)(c)	102,416	6,728,731
		16,515,392
Interactive Media & Services-17.81%
Alphabet, Inc., Class C	337,580	58,451,977
Autohome, Inc., ADR (China)	17,637	439,867
Baidu, Inc., ADR (China)(b)(c)	37,077	3,283,910
Bumble, Inc., Class A(b)(c)	32,938	307,641
Cars.com, Inc.(b)(c)	17,261	355,922
Meta Platforms, Inc., Class A	125,793	59,730,290
Pinterest, Inc., Class A(b)	156,455	4,998,737
Shutterstock, Inc.(c)	9,356	413,722
Snap, Inc., Class A(b)(c)	362,036	4,822,319
TripAdvisor, Inc.(b)	33,012	582,002
Yelp, Inc.(b)	17,613	641,642
Ziff Davis, Inc.(b)(c)	12,045	576,715
		134,604,744
Internet Services & Infrastructure-5.29%
Akamai Technologies, Inc.(b)	39,762	3,907,809
Fastly, Inc., Class A(b)(c)	35,658	288,830
GoDaddy, Inc., Class A(b)(c)	36,787	5,350,669
Okta, Inc.(b)	42,017	3,947,077
Shopify, Inc., Class A (Canada)(b)(c)	315,707	19,321,269
VeriSign, Inc.(b)	25,998	4,861,886
Wix.com Ltd. (Israel)(b)	14,609	2,277,908
		39,955,448
Movies & Entertainment-9.92%
Eventbrite, Inc., Class A(b)(c)	21,265	103,986
Netflix, Inc.(b)	45,766	28,757,066
Roku, Inc., Class A(b)(c)	33,106	1,927,100
Spotify Technology S.A. (Sweden)(b)	51,466	17,701,216
Walt Disney Co. (The)	282,577	26,474,639
		74,964,007
Other Specialty Retail-0.13%
1-800-Flowers.com, Inc., Class A(b)(c)	9,697	100,461
Chewy, Inc., Class A(b)(c)	35,775	865,039
		965,500
Passenger Ground Transportation-4.04%
Lyft, Inc., Class A(b)	103,097	1,242,319
Uber Technologies, Inc.(b)	454,805	29,321,278
		30,563,597
Real Estate Services-1.43%
CoStar Group, Inc.(b)	106,628	8,319,117
Redfin Corp.(b)(c)	31,183	253,830
Zillow Group, Inc., Class C(b)(c)	45,622	2,221,791
		10,794,738
Restaurants-1.46%
DoorDash, Inc., Class A(b)	99,635	11,031,587
Systems Software-8.07%
GitLab, Inc., Class A(b)	34,604	1,772,763
Microsoft Corp.	141,463	59,181,046
		60,953,809
Technology Hardware, Storage & Peripherals-8.98%
Apple, Inc.	305,463	67,837,223
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Internet ETF (PNQI)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Transaction & Payment Processing Services-2.42%
Dlocal Ltd. (Uruguay)(b)(c)	42,276	$ 324,680
PayPal Holdings, Inc.(b)	273,061	17,961,952
		18,286,632
Total Common Stocks & Other Equity Interests (Cost $648,559,575)		755,725,376
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $196,080)	196,080	196,080
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $648,755,655)		755,921,456
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.56%
Invesco Private Government Fund, 5.30%(d)(e)(f)	14,190,949	$ 14,190,949
Invesco Private Prime Fund, 5.48%(d)(e)(f)	35,374,768	35,385,380
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $49,576,107)		49,576,329
TOTAL INVESTMENTS IN SECURITIES-106.61% (Cost $698,331,762)		805,497,785
OTHER ASSETS LESS LIABILITIES-(6.61)%		(49,955,637)
NET ASSETS-100.00%		$755,542,148

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,936,921	$(1,740,841)	$-	$-	$196,080	$2,401
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,499,267	58,186,334	(54,494,652)	-	-	14,190,949	165,920*
Invesco Private Prime Fund	26,136,829	127,528,114	(118,279,011)	2,440	(2,992)	35,385,380	442,701*
Total	$36,636,096	$187,651,369	$(174,514,504)	$2,440	$(2,992)	$49,772,409	$611,022

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Dorsey Wright Basic Materials Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$63,326,608	$-	$-	$63,326,608
Money Market Funds	152,525	10,041,267	-	10,193,792
Total Investments	$63,479,133	$10,041,267	$-	$73,520,400
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$73,809,128	$-	$-	$73,809,128
Money Market Funds	174,188	11,192,755	-	11,366,943
Total Investments	$73,983,316	$11,192,755	$-	$85,176,071
Invesco Dorsey Wright Consumer Staples Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$84,856,248	$-	$-	$84,856,248
Money Market Funds	149,621	11,055,231	-	11,204,852
Total Investments	$85,005,869	$11,055,231	$-	$96,061,100
Invesco Dorsey Wright Energy Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$76,107,751	$-	$-	$76,107,751
Money Market Funds	132,631	11,165,519	-	11,298,150
Total Investments	$76,240,382	$11,165,519	$-	$87,405,901
Invesco Dorsey Wright Financial Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$62,687,942	$-	$-	$62,687,942
Money Market Funds	148,807	6,143,944	-	6,292,751
Total Investments	$62,836,749	$6,143,944	$-	$68,980,693

	Level 1	Level 2	Level 3	Total
Invesco Dorsey Wright Healthcare Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$144,548,531	$-	$-	$144,548,531
Money Market Funds	173,895	40,337,685	-	40,511,580
Total Investments	$144,722,426	$40,337,685	$-	$185,060,111
Invesco Dorsey Wright Industrials Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$234,333,586	$-	$-	$234,333,586
Money Market Funds	326,455	36,701,696	-	37,028,151
Total Investments	$234,660,041	$36,701,696	$-	$271,361,737
Invesco Dorsey Wright Technology Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$423,236,979	$-	$-	$423,236,979
Money Market Funds	274,465	75,868,529	-	76,142,994
Total Investments	$423,511,444	$75,868,529	$-	$499,379,973
Invesco Dorsey Wright Utilities Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$55,936,702	$-	$-	$55,936,702
Money Market Funds	145,003	2,956,713	-	3,101,716
Total Investments	$56,081,705	$2,956,713	$-	$59,038,418
Invesco NASDAQ Internet ETF
Investments in Securities
Common Stocks & Other Equity Interests	$755,725,376	$-	$-	$755,725,376
Money Market Funds	196,080	49,576,329	-	49,772,409
Total Investments	$755,921,456	$49,576,329	$-	$805,497,785